Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xos, Inc. [Member]
Property and Equipment, net (Tables) [Line Items]
Schedule of property and equipment
	June 30, 2021	December 31, 2020
Equipment	$1,147	$957
Furniture & fixtures	91	11
Company vehicles	344	320
Leasehold improvements	251	29
Computers, software and related equipment	626	444
Property and equipment, gross	2,459	1,761
Accumulated depreciation	(1,053)	(677)
Property and equipment, net	$1,406	$1,084

Property and Equipment	December 31, 2020	December 31, 2019	December 31, 2018
Equipment	$957	$846	$764
Furniture & Fixtures	11	12	8
Company Vehicles	320	74	37
Leasehold Improvements	29	29	5
Computers, Software and related equipment	444	393	226
	1,761	1,354	1,040
Accumulated Depreciation	(677)	(381)	(143)
Property and Equipment, Net	$1,084	$973	$897